Condensed Consoldated Statements Of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2021
Income Statement [Abstract]
Revenues
Expenses:
Officer’s salary	47,500	47,500	142,500	142,500
Other general and administrative	192,151	134,903	951,636	421,606
Research and development	44,551	16,822	113,446	60,761
Total operating expenses	284,202	199,225	1,207,582	624,867
Loss from operations before income taxes	(284,202)	(199,225)	(1,207,582)	(624,867)
Interest & Financing Expense	(22,673)	(13,897)	(102,300)	(45,879)
Gain on PPP loan forgiveness			20,832
Gain (loss) on change in derivatives	326,919		(110,449)	(62,465)
Total other income (expenses)	304,246	(13,897)	(191,917)	(108,344)
Net loss	20,044	(213,122)	(1,399,499)	(733,211)
Preferred stock dividends	(5,787)		(10,589)	(163,575)
Net loss available for common stockholders	$ 14,257	$ (213,122)	$ (1,410,088)	$ (896,786)
Net loss per share, basic and diluted	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)
Weighted average number of common shares outstanding, basic and diluted	561,587,017	426,484,097	523,201,661	403,759,231